Schedule Of Foreign Currency Risk On Net Working Capital and Sensitivity Analysis (Details)	Dec. 31, 2017 USD ($)
Cash	$ 66,938
Accounts payable	(304,110)
Accrued liabilities	(161,461)
Canadian Dollar [Member]
Cash	83,652
Prepaids and advances	0
Accounts payable	(305,973)
Accrued liabilities	0
Total foreign currency working capital	(222,321)
US$ exchange rate at December 31, 2017	0.7971
Total foreign currency net working capital in US$	(177,212)
Impact of a 10% strengthening of the US$ on net loss	(17,721)
Turkish Lira [Member]
Cash	7,175
Prepaids and advances	14,541
Accounts payable	(20,290)
Accrued liabilities	0
Total foreign currency working capital	1,426
US$ exchange rate at December 31, 2017	0.2547
Total foreign currency net working capital in US$	363
Impact of a 10% strengthening of the US$ on net loss	$ 36